INTEREST IN GIBRALTAR JOINT VENTURE - Disclosure of joint venture financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and equivalents	$ 120,858	$ 236,767	$ 85,110
Total current assets	240,871	337,227
Total current liabilities	112,638	103,477
Long-term debt	568,160	513,444
Provision for environmental rehabilitation	113,725	87,571
Revenues	391,609	433,278
Production costs	(285,392)	(202,886)
Depletion and amortization	(51,982)	(66,587)
Interest expense	(41,825)	(38,853)
Foreign exchange gain (loss)	(29,791)	(555)
Comprehensive income for joint arrangement	(5,828)	35,447
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Cash and equivalents	82,408	43,387
Other current assets	142,479	119,833
Total current assets	224,887	163,220
Non-current assets	1,046,997	959,828
Accounts payable and accrued liabilities	59,186	43,409
Other current financial liabilities	33,143	31,500
Total current liabilities	92,329	74,909
Long-term debt	45,100	21,343
Provision for environmental rehabilitation	143,256	108,916
Non-current liabilities	188,356	130,259
Revenues	512,950	578,736
Production costs	(380,523)	(271,364)
Depletion and amortization	(76,484)	(102,209)
Other operating expense	(4,458)	(4,349)
Interest expense	(4,935)	(4,379)
Interest income	336	40
Foreign exchange gain (loss)	919	(1,042)
Comprehensive income for joint arrangement	$ 47,805	$ 195,433